SCHEDULE OF CURRENT AND DEFERRED PORTIONS OF INCOME TAX EXPENSE INCLUDE IN THE CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ (311)	¥ (366)	¥ (245)
Deferred income tax expense
Total income tax expense	$ (43)	¥ (311)	¥ (366)	¥ (245)